Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 9,480	$ 12,231
Accounts receivable, net	17,522	17,977
Inventories	20,608	15,224
Prepaid expenses and other current assets	12,281	11,480
Assets held for sale, current	15,421	13,873
Total current assets	82,380	77,385
Property, plant, and equipment, net	111,125	101,645
Right-of-use assets	17,601	16,183
Goodwill	47,033	42,886
Intangible assets, net	5,180	4,404
Other assets, noncurrent	2,826	3,575
Total assets	266,145	246,078
Current liabilities:
Lines of credit – working capital	60,195	52,126
Lines of credit – wheat inventories	86,490	88,378
Accounts payable	32,423	35,308
Accrued expenses	26,669	22,594
Contract liabilities	2,612	2,215
Current portion of long-term debt	8,242	4,635
Other liabilities, current	416	440
Liabilities held-for-sale, current	1,529	1,574
Total current liabilities	218,576	207,270
Long-term debt	20,680	13,116
Deferred tax liabilities, net	10,850	9,569
Other liabilities, noncurrent	2,865	3,092
Total liabilities	255,959	240,762
Commitments and contingencies (Note 18)
Stockholders’ equity:
Preferred Shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at June 30, 2025 and December 31, 2024, respectively
Ordinary shares, $0.001 par value; 100,000,000 authorized; 26,901,592 issued and outstanding, at June 30, 2025 and December 31, 2024	27	27
Additional paid-in capital	152,455	143,649
Accumulated deficit	(150,562)	(139,679)
Accumulated other comprehensive loss	(6,492)	(5,670)
Non-controlling interest	14,758	6,989
Total Stockholders’ equity	10,186	5,316
Total liabilities and Stockholders’ equity	266,145	246,078
Related Party [Member]
Current assets:
Other receivables	1,190	1,195
Current liabilities:
Loan from related party	2,988	7,715
Nonrelated Party [Member]
Current assets:
Other receivables	$ 5,878	$ 5,405